Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 853,626	$ 585,338
Bank deposits	437,598	85,596
Restricted deposits	148	62
Trade receivables	3,422	713
Other receivables	5,902	1,126
Inventory	11,199	3,314
Total current assets	1,311,895	676,149
Restricted deposits	501	406
Bank deposits	64,371
Deferred tax	1,007
Property plant and equipment, net	7,690	5,092
Right of use assets	4,491	3,169
Intangible assets		4,440
Total non-current assets	78,060	13,107
Total assets	1,389,955	689,256
Liabilities
Trade payables	2,833	776
Financial derivatives	14,910
Other payables	13,836	5,910
Current portion of other long-term liability	417
Total current liabilities	31,996	6,686
Liability in respect of government grants	1,560	850
Employee benefits	4,145
Liability in respect of warrants	3,347	11,986
Lease liability	3,336	2,618
Deferred tax liabilities	236
Other long-term liabilities	1,104
Total non-current liabilities	13,728	15,454
Total liabilities	45,724	22,140
Equity
Non-controlling interests	875
Share capital	386,665	257,225
Share premium and capital reserves	1,266,027	518,426
Treasury shares	(1,509)	(1,509)
Foreign currency translation reserve	1,407	1,431
Accumulated loss	(309,234)	(108,457)
Equity attributable to owners of the company	1,343,356	667,116
Total equity	1,344,231	667,116
Total liabilities and equity	$ 1,389,955	$ 689,256